VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 92.5%
Argentina : 0.1%
Genneia SA 144A
8.75%, 09/02/27 $ 90 $ 88,189
Underline
Australia : 1.1%
Bank of China Ltd. Reg S
0.75%, 09/29/24 200 189,412
FMG Resources August 2006
Pty Ltd. 144A
6.12%, 04/15/32 200 192,215
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen 144A
5.88% (US Treasury
Yield Curve Rate T 5
Year+3.98%), 05/23/42 450 451,688
833,315
Bermuda : 0.2%
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 200 187,650
Underline
Brazil : 1.9%
Banco BTG Pactual SA 144A
2.75%, 01/11/26 150 137,012
Banco Nacional de
Desenvolvimento
Economico e Social Reg S
4.75%, 05/09/24 200 197,760
Fibria Overseas Finance Ltd.
5.50%, 01/17/27 375 376,594
FS Luxembourg Sarl 144A
10.00%, 12/15/25 200 206,240
Klabin Austria GmbH 144A
7.00%, 04/03/49 150 148,746
Klabin Finance SA 144A
4.88%, 09/19/27 140 134,147
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 200 190,600
Suzano Austria GmbH 144A
5.75%, 07/14/26 50 50,094
1,441,193
British Virgin Islands : 0.4%
Amipeace Ltd. Reg S
1.75%, 11/09/26 300 268,902
Underline
Canada : 1.6%
Azure Power Solar Energy
Private Ltd. 144A
5.65%, 12/24/24 100 86,875
Brookfield Finance, Inc.
2.72%, 04/15/31 250 206,678
Canadian Imperial Bank of
Commerce
0.95%, 10/23/25 250 226,274
CDP Financial, Inc. Reg S
1.00%, 05/26/26 350 314,270
Par
(000’s) Value
Canada (continued)
Liberty Utilities Finance GP
1 144A
2.05%, 09/15/30 $ 300 $ 234,398
Tucson Electric Power Co.
1.50%, 08/01/30 150 117,653
1,186,148
Cayman Islands : 3.6%
Gaci First Investment Co.
Reg S
4.75%, 02/14/30 200 197,500
5.00%, 10/13/27 600 598,645
5.12%, 02/14/53 250 225,062
5.25%, 10/13/32 † 1,050 1,068,211
5.38%, 10/13/22 300 270,666
Hongkong Land Finance
Cayman Islands Co. Ltd.
Reg S
2.25%, 07/15/31 200 163,348
Saudi Electricity Global
Sukuk Co. 5 Reg S
1.74%, 09/17/25 200 186,067
2,709,499
Chile : 1.1%
Colbun SA 144A
3.15%, 01/19/32 150 127,390
Interchile SA 144A
4.50%, 06/30/56 350 292,443
Inversiones CMPC SA 144A
4.38%, 04/04/27 100 95,833
Inversiones Latin America
Power Ltda. Reg S
5.12%, 06/15/33 192 77,063
Sociedad Quimica y Minera
de Chile SA 144A
3.50%, 09/10/51 300 209,706
802,435
China : 4.2%
Bank of China Ltd. Reg S
0.95%, 09/21/23 250 248,505
China Construction Bank
Corp. Reg S
1.25%, 08/04/25 200 184,063
China Merchants Bank Co.
Ltd. Reg S
1.20%, 09/10/25 400 365,430
ICBCIL Finance Co. Ltd. Reg S
6.43% (ICE LIBOR USD 3
Month+1.05%), 11/20/24 200 200,366
Industrial & Commercial
Bank of China Ltd. Reg S
6.29% (ICE LIBOR USD 3
Month+0.78%), 09/16/24 800 801,400
6.44% (ICE LIBOR USD 3
Month+0.83%), 04/25/24 600 600,959
Industrial Bank Co. Ltd.
Reg S
1.12%, 11/06/23 200 197,543
Lenovo Group Ltd. 144A

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China (continued)
6.54%, 07/27/32 $ 200 $ 203,962
Rongshi International
Finance Ltd. Reg S
3.25%, 05/21/24 200 196,138
Wuhan Metro Group Co. Ltd.
Reg S
2.96%, 09/24/24 200 193,069
3,191,435
Colombia : 0.2%
Consorcio Transmantaro SA
144A
4.70%, 04/16/34 150 141,107
Underline
Dominican Republic : 0.1%
UEP Penonome II SA 144A
6.50%, 10/01/38 91 68,748
Underline
France : 0.9%
BNP Paribas SA 144A
1.68% (SOFR+0.91%),
06/30/27 300 267,685
Electricite de France SA 144A
3.62%, 10/13/25 450 435,769
703,454
Georgia : 0.1%
Georgian Railway JSC 144A
4.00%, 06/17/28 100 87,190
Underline
Germany : 2.7%
Bank of China Ltd. Reg S
3.12%, 06/16/25 200 192,145
Kreditanstalt fuer
Wiederaufbau
0.75%, 09/30/30 † 750 593,876
1.00%, 10/01/26 † 600 538,108
1.75%, 09/14/29 650 565,648
Landesbank Baden-
Wuerttemberg Reg S
2.00%, 02/24/25 188 177,716
2,067,493
Hong Kong : 2.9%
Agricultural Bank of China
Ltd. Reg S
2.00%, 03/01/25 300 284,140
Airport Authority Reg S
1.75%, 01/12/27 300 271,813
China Development Bank
Reg S
0.62%, 09/09/24 200 190,012
ICBCIL Finance Co. Ltd. Reg S
2.25%, 11/02/26 200 181,225
Industrial & Commercial
Bank of China Ltd. Reg S
2.95%, 06/01/25 200 191,260
Industrial Bank Co. Ltd.
Reg S
0.88%, 06/10/24 200 192,147
3.25%, 05/18/25 200 192,751
Link Finance Cayman 2009
Ltd. Reg S
Par
(000’s) Value
Hong Kong (continued)
2.88%, 07/21/26 $ 200 $ 186,370
MTR Corp. CI Ltd. Reg S
2.50%, 11/02/26 200 183,436
MTR Corp. Ltd. Reg S
1.62%, 08/19/30 200 163,681
Yanlord Land HK Co. Ltd.
Reg S
5.12%, 05/20/26 200 144,180
2,181,015
India : 2.6%
Adani Green Energy Ltd.
144A
4.38%, 09/08/24 250 233,382
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy Reg S
6.25%, 12/10/24 200 191,221
Adani Renewable Energy RJ
Ltd./ Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62%, 10/15/39 178 132,219
India Green Energy Holdings
144A
5.38%, 04/29/24 150 147,187
Indian Railway Finance Corp.
Ltd. 144A
3.57%, 01/21/32 † 200 173,410
Indian Railway Finance Corp.
Ltd. Reg S
3.83%, 12/13/27 200 187,594
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 168 141,759
Power Finance Corp. Ltd.
Reg S
3.75%, 12/06/27 200 184,809
REC Ltd. Reg S
3.88%, 07/07/27 200 186,360
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 200 171,613
State Bank of India Reg S
4.50%, 09/28/23 200 199,565
1,949,119
Indonesia : 1.7%
Perusahaan Penerbit SBSN
Indonesia III 144A
2.30%, 06/23/25 150 142,113
3.55%, 06/09/51 275 213,074
3.90%, 08/20/24 250 247,259
4.70%, 06/06/32 300 298,304
Star Energy Geothermal
Darajat II / Star Energy
Geothermal Salak 144A
4.85%, 10/14/38 400 358,097
1,258,847

Par
(000’s) Value
Ireland : 0.6%
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
Plc 144A
6.00%, 06/15/27 $ 200 $ 197,569
Bank of Ireland Group Plc
144A
6.25% (US Treasury
Yield Curve Rate T 1
Year+2.65%), 09/16/26 250 249,360
446,929
Japan : 4.4%
Central Nippon Expressway
Co. Ltd. Reg S
0.89%, 12/10/25 200 179,440
Honda Motor Co. Ltd.
2.27%, 03/10/25 200 191,397
2.97%, 03/10/32 600 534,555
Japan Bank for International
Cooperation
1.62%, 01/20/27 200 179,710
Japan Finance Organization
for Municipalities 144A
1.50%, 01/27/25 200 188,488
Marubeni Corp. Reg S
1.58%, 09/17/26 200 177,604
Mitsubishi UFJ Financial
Group, Inc.
2.53%, 09/13/23 100 99,637
Norinchukin Bank 144A
1.28%, 09/22/26 400 351,553
2.08%, 09/22/31 150 120,886
NTT Finance Corp. 144A
4.24%, 07/25/25 200 195,144
4.37%, 07/27/27 200 195,016
Renesas Electronics Corp.
144A
1.54%, 11/26/24 150 140,926
Sumitomo Mitsui Financial
Group, Inc.
2.47%, 01/14/29 200 171,949
Sumitomo Mitsui Trust Bank
Ltd. 144A
1.55%, 03/25/26 375 337,997
Toyota Motor Credit Corp.
2.15%, 02/13/30 300 257,403
3,321,705
Luxembourg : 1.7%
European Investment Bank
1.62%, 05/13/31 500 418,797
3.75%, 02/14/33 900 876,903
1,295,700
Macao : 0.7%
Bank of China Ltd. Reg S
5.83% (SOFR Compound
Index+0.78%), 04/28/25 300 300,435
China Construction Bank
Corp. Reg S
Par
(000’s) Value
Macao (continued)
5.42% (SOFR Compound
Index+0.50%), 12/21/24 $ 200 $ 199,447
499,882
Mauritius : 0.7%
Greenko Wind Projects
Mauritius Ltd. 144A
5.50%, 04/06/25 200 195,800
India Cleantech Energy 144A
4.70%, 08/10/26 137 120,708
India Green Power Holdings
144A
4.00%, 02/22/27 200 179,755
496,263
Mexico : 0.3%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 250 195,372
Underline
Netherlands : 4.5%
ABN AMRO Bank NV 144A
2.47% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 12/13/29 350 296,981
Cooperatieve Rabobank UA
144A
1.00% (US Treasury
Yield Curve Rate T 1
Year+0.73%), 09/24/26 350 315,415
1.11% (US Treasury
Yield Curve Rate T 1
Year+0.55%), 02/24/27 250 222,712
Greenko Dutch BV 144A
3.85%, 03/29/26 470 428,875
ING Groep NV 144A
1.40% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 07/01/26 450 412,174
4.62%, 01/06/26 300 293,374
Nederlandse Financierings-
Maatschappij voor
Ontwikkelingslanden NV
Reg S
2.75%, 02/20/24 200 196,908
Nederlandse
Waterschapsbank NV 144A
1.00%, 05/28/30 100 80,218
2.38%, 03/24/26 350 329,310
NXP BV / NXP Funding LLC /
NXP USA, Inc.
2.50%, 05/11/31 550 449,618
3.40%, 05/01/30 200 177,366
5.00%, 01/15/33 200 192,395
3,395,346
Norway : 0.7%
Kommunalbanken AS 144A
0.50%, 10/21/24 200 188,347
2.12%, 02/11/25 325 309,808
498,155

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pakistan : 0.1%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 $ 200 $ 91,160
Underline
Portugal : 0.5%
EDP Finance BV 144A
1.71%, 01/24/28 400 342,789
Underline
Qatar : 0.2%
QNB Finance Ltd. Reg S
1.62%, 09/22/25 200 184,116
Underline
Saudi Arabia : 0.6%
Saudi Electricity Global
Sukuk Co. 5 Reg S
2.41%, 09/17/30 500 433,750
Underline
Singapore : 1.1%
Continuum Energy Levanter
Pte Ltd. 144A
4.50%, 02/09/27 186 173,358
Greenko Solar Mauritius Ltd.
144A
5.95%, 07/29/26 200 189,900
Industrial & Commercial
Bank of China Ltd. Reg S
1.00%, 10/28/24 450 424,304
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 81 79,772
867,334
South Africa : 0.2%
Bank of China Ltd. Reg S
1.88%, 02/16/25 200 189,610
Underline
South Korea : 5.3%
Export-Import Bank of Korea
2.12%, 01/18/32 500 407,596
5.12%, 01/11/33 200 204,137
Export-Import Bank of Korea
144A
1.75%, 10/19/28 250 214,107
Hyundai Capital Services,
Inc. 144A
1.25%, 02/08/26 300 269,453
Kia Corp. 144A
1.75%, 10/16/26 200 178,250
2.38%, 02/14/25 200 190,132
Korea Development Bank
0.40%, 06/19/24 200 191,026
0.75%, 01/25/25 200 186,841
Korea Electric Power Corp.
144A
2.50%, 06/24/24 350 340,099
3.62%, 06/14/25 200 193,435
5.38%, 04/06/26 200 199,663
Korea South-East Power Co.
Ltd. Reg S
2.12%, 02/03/25 200 189,287
LG Chem Ltd. 144A
Par
(000’s) Value
South Korea (continued)
1.38%, 07/07/26 $ 200 $ 178,630
2.38%, 07/07/31 225 182,940
3.25%, 10/15/24 250 242,304
3.62%, 04/15/29 50 46,457
SK Hynix, Inc. 144A
2.38%, 01/19/31 250 194,378
6.50%, 01/17/33 200 204,435
SK On Co. Ltd. Reg S
5.38%, 05/11/26 200 199,056
4,012,226
Spain : 0.8%
Avangrid, Inc.
3.20%, 04/15/25 381 363,800
3.80%, 06/01/29 250 229,254
593,054
Supranational : 4.8%
European Bank for
Reconstruction &
Development
1.50%, 02/13/25 100 94,560
1.62%, 09/27/24 500 478,923
European Investment Bank
0.75%, 09/23/30 600 476,436
1.62%, 10/09/29 380 328,628
2.12%, 04/13/26 † 300 281,290
2.38%, 05/24/27 650 603,931
European Investment Bank
144A
2.88%, 06/13/25 750 721,507
International Bank for
Reconstruction &
Development
2.12%, 03/03/25 280 267,172
3.12%, 11/20/25 75 72,237
International Finance Corp.
2.12%, 04/07/26 344 322,254
3,646,938
Sweden : 0.8%
Kommuninvest I Sverige AB
144A
0.38%, 06/19/24 350 334,050
Swedbank AB 144A
1.54%, 11/16/26 350 308,838
642,888
Turkey : 0.2%
Aydem Yenilenebilir Enerji
AS 144A
7.75%, 02/02/27 200 177,060
Underline
United Arab Emirates : 0.7%
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30 200 187,365
4.64%, 05/14/29 200 195,179
Sweihan PV Power Co. PJSC
144A
3.62%, 01/31/49 194 156,053
538,597

Par
(000’s) Value
United Kingdom : 1.8%
Atlantica Sustainable
Infrastructure Plc 144A
4.12%, 06/15/28 $ 200 $ 181,325
Brookfield Finance I UK Plc /
Brookfield Finance, Inc.
2.34%, 01/30/32 150 116,797
China Construction Bank
Corp. Reg S
3.12%, 05/17/25 350 337,001
Niagara Mohawk Power
Corp. 144A
1.96%, 06/27/30 300 241,043
Swire Properties MTN
Financing Ltd. Reg S
3.50%, 01/10/28 200 186,949
Vmed O2 UK Financing I Plc
144A
4.75%, 07/15/31 400 338,008
1,401,123
United States : 36.4%
AES Andes SA 144A
6.35% (US Treasury
Yield Curve Rate T 5
Year+4.92%), 10/07/79 200 189,147
AES Corp.
1.38%, 01/15/26 150 135,660
2.45%, 01/15/31 505 412,049
Alexandria Real Estate
Equities, Inc.
2.00%, 05/18/32 350 268,374
2.95%, 03/15/34 250 200,173
3.80%, 04/15/26 100 95,886
Aligned Data Centers Issuer
LLC 144A
1.94%, 08/15/46 388 341,977
Amgen, Inc.
3.00%, 02/22/29 200 181,373
Apple, Inc.
3.00%, 06/20/27 300 284,550
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
Plc 144A
3.25%, 09/01/28 200 172,959
4.00%, 09/01/29 200 163,784
Arizona Public Service Co.
2.65%, 09/15/50 200 121,074
AvalonBay Communities, Inc.
1.90%, 12/01/28 100 85,522
2.05%, 01/15/32 250 201,537
Bank of America Corp.
2.46% (Term SOFR USD 3
Month+1.13%), 10/22/25 450 432,592
Boston Properties LP
2.45%, 10/01/33 400 289,526
3.40%, 06/21/29 225 193,822
4.50%, 12/01/28 475 440,731
6.50%, 01/15/34 200 202,605
Par
(000’s) Value
United States (continued)
Clearway Energy Operating
LLC 144A
3.75%, 02/15/31 $ 400 $ 331,878
4.75%, 03/15/28 275 255,399
Comcast Corp.
4.65%, 02/15/33 † 200 197,653
Dana, Inc.
4.25%, 09/01/30 200 171,083
Deutsche Bank AG
1.69%, 03/19/26 300 272,661
Dominion Energy, Inc.
2.25%, 08/15/31 350 283,041
DTE Electric Co.
1.90%, 04/01/28 150 131,950
3.25%, 04/01/51 200 144,163
3.95%, 03/01/49 290 237,923
Duke Energy Carolinas LLC
3.95%, 11/15/28 350 334,681
Duke Energy Progress LLC
3.45%, 03/15/29 300 277,682
Equinix, Inc.
1.00%, 09/15/25 † 300 273,184
2.50%, 05/15/31 350 285,810
3.90%, 04/15/32 350 315,228
ERP Operating LP
4.15%, 12/01/28 200 191,285
Evergy Kansas Central, Inc.
2.55%, 07/01/26 100 93,015
Fannie Mae-Aces
1.44%, 10/25/29 300 247,042
2.44%, 10/25/29 37 32,979
2.52%, 08/25/29 236 209,645
2.54%, 07/25/24 161 157,474
2.81%, 02/25/27 219 206,073
2.91%, 01/25/28 393 363,849
2.94%, 06/25/29 9 7,797
2.96%, 09/25/27 254 238,473
3.03%, 03/25/28 206 192,858
3.06%, 03/25/28 382 358,500
3.07%, 02/25/30 339 310,742
3.15%, 11/25/27 13 12,045
3.30%, 06/25/28 317 299,723
Federal Realty OP LP
1.25%, 02/15/26 † 100 89,973
Fifth Third Bancorp
1.71% (SOFR+0.69%),
11/01/27 200 173,142
Ford Motor Co.
3.25%, 02/12/32 850 672,804
6.10%, 08/19/32 † 450 435,768
Freddie Mac Multifamily
Structured Pass Through
Certificates
1.30%, 06/25/30 30 24,187
2.88%, 04/25/26 285 269,196
General Motors Co.
5.40%, 10/15/29 † 50 49,297
5.60%, 10/15/32 † 650 637,015

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
HAT Holdings I LLC / HAT
Holdings II LLC 144A
6.00%, 04/15/25 † $ 100 $ 98,503
Healthpeak OP LLC
1.35%, 02/01/27 200 174,983
2.12%, 12/01/28 100 85,383
Host Hotels & Resorts LP
2.90%, 12/15/31 250 198,405
3.38%, 12/15/29 100 86,194
Interstate Power & Light Co.
3.50%, 09/30/49 150 108,861
4.10%, 09/26/28 350 334,589
Jabil, Inc.
4.25%, 05/15/27 200 191,746
Johnson Controls
International plc / Tyco
Fire & Security Finance SCA
1.75%, 09/15/30 † 300 242,603
JPMorgan Chase & Co.
0.65% (Term SOFR USD 3
Month+0.60%), 09/16/24 325 322,765
0.77% (SOFR+0.49%),
08/09/25 350 331,392
Kaiser Foundation Hospitals
2.81%, 06/01/41 500 363,374
3.15%, 05/01/27 80 75,375
Kilroy Realty LP
2.50%, 11/15/32 50 35,032
2.65%, 11/15/33 † 150 102,837
4.75%, 12/15/28 100 89,832
Massachusetts Institute of
Technology
3.96%, 07/01/38 200 182,712
Metropolitan Life Global
Funding I 144A
0.95%, 07/02/25 200 182,975
MidAmerican Energy Co.
2.70%, 08/01/52 200 125,217
3.10%, 05/01/27 425 397,704
3.15%, 04/15/50 200 139,190
3.65%, 04/15/29 150 140,169
3.65%, 08/01/48 400 307,523
3.95%, 08/01/47 125 100,996
4.25%, 07/15/49 275 232,036
NextEra Energy Capital
Holdings, Inc.
1.90%, 06/15/28 425 367,542
Northern States Power Co.
2.25%, 04/01/31 150 124,910
2.60%, 06/01/51 250 158,320
2.90%, 03/01/50 250 169,817
3.20%, 04/01/52 200 141,232
NSTAR Electric Co.
3.25%, 05/15/29 225 207,396
Oncor Electric Delivery Co.
LLC
4.15%, 06/01/32 100 94,820
Owens Corning
Par
(000’s) Value
United States (continued)
3.95%, 08/15/29 $ 225 $ 210,841
PacifiCorp
2.90%, 06/15/52 200 122,394
5.35%, 12/01/53 200 178,118
Pattern Energy Operations
LP / Pattern Energy
Operations, Inc. 144A
4.50%, 08/15/28 250 227,383
PepsiCo, Inc.
2.88%, 10/15/49 † 250 185,296
3.90%, 07/18/32 500 480,746
PG&E Recovery Funding LLC
5.54%, 07/15/47 200 202,205
Piedmont Operating
Partnership LP
3.15%, 08/15/30 150 111,042
PNC Financial Services
Group, Inc.
2.20%, 11/01/24 160 153,230
4.76% (SOFR+1.08%),
01/26/27 † 200 196,593
Prologis LP
1.25%, 10/15/30 275 213,492
1.75%, 02/01/31 200 159,824
Public Service Co. of
Colorado
3.20%, 03/01/50 250 174,525
3.70%, 06/15/28 200 188,776
4.10%, 06/15/48 110 88,453
Public Service Co. of
Oklahoma
2.20%, 08/15/31 300 242,234
3.15%, 08/15/51 150 99,880
Public Service Electric and
Gas Co.
3.10%, 03/15/32 150 131,238
4.65%, 03/15/33 200 195,900
Seattle Children's Hospital
2.72%, 10/01/50 150 96,861
SK Battery America, Inc.
Reg S
1.62%, 01/26/24 250 243,959
SLG Office Trust 2021-OVA
144A
2.59%, 07/15/41 600 485,075
Sonoco Products Co.
2.85%, 02/01/32 400 332,706
Southern Power Co.
4.15%, 12/01/25 500 488,879
Southwestern Public Service
Co.
3.15%, 05/01/50 250 171,149
Sunnova Energy Corp. 144A
5.88%, 09/01/26 100 89,888
Tennessee Valley Authority
1.50%, 09/15/31 200 160,810
Toyota Auto Receivables
Owner

Par
(000’s) Value
United States (continued)
0.26%, 11/17/25 $ 131 $ 126,558
UDR, Inc.
1.90%, 03/15/33 175 129,604
Union Electric Co.
2.62%, 03/15/51 275 172,861
Vena Energy Capital Pte Ltd.
Reg S
3.13%, 02/26/25 200 188,323
Verizon Communications,
Inc.
1.50%, 09/18/30 † 300 236,625
2.85%, 09/03/41 400 281,391
3.88%, 02/08/29 200 188,254
3.88%, 03/01/52 550 424,718
Vornado Realty LP
3.40%, 06/01/31 150 111,319
Welltower OP LLC
2.70%, 02/15/27 † 250 230,165
3.85%, 06/15/32 100 88,855
Wisconsin Electric Power Co.
4.75%, 09/30/32 250 246,544
Wisconsin Power and Light
Co.
1.95%, 09/16/31 200 158,807
ZF North America Capital,
Inc. 144A
7.12%, 04/14/30 200 206,196
27,534,709
Total Corporate Bonds
(Cost: $78,392,341) 69,970,445
GOVERNMENT OBLIGATIONS : 6.2%
Chile : 1.1%
Chile Government
International Bond
2.55%, 01/27/32 250 212,527
3.50%, 01/25/50 850 641,239
853,766
Egypt : 0.3%
Egypt Government
International Bond 144A
5.25%, 10/06/25 50 41,884
Egypt Government
International Bond Reg S
5.25%, 10/06/25 200 167,536
209,420
Hong Kong : 1.3%
Hong Kong Government
International Bond 144A
0.62%, 02/02/26 200 180,163
1.38%, 02/02/31 400 325,565
2.38%, 02/02/51 200 133,516
Hong Kong Government
International Bond Reg S
1.75%, 11/24/31 400 328,126
967,370
Par
(000’s) Value
Israel : 0.5%
Israel Government
International Bond
4.50%, 01/17/33 $ 400 $ 389,480
Underline
Saudi Arabia : 0.3%
Arab Petroleum Investments
Corp. 144A
1.48%, 10/06/26 250 224,944
Underline
Supranational : 1.1%
Asian Development Bank
1.75%, 08/14/26 275 253,422
2.12%, 03/19/25 150 142,913
2.38%, 08/10/27 150 139,291
3.12%, 09/26/28 100 94,602
Central American Bank for
Economic Integration
Reg S
6.17% (ICE LIBOR USD 3
Month+0.85%), 11/15/24 200 200,262
830,490
United States : 1.6%
City of San Francisco CA
Public Utilities Commission
Water Revenue
2.83%, 11/01/41 100 76,830
3.30%, 11/01/39 100 80,967
3.47%, 11/01/43 100 77,588
Commonwealth of
Massachusetts
3.28%, 06/01/46 150 119,329
District of Columbia Water &
Sewer Authority
4.81%, 10/01/14 170 152,697
Fannie Mae-Aces
3.55%, 09/25/28 497 473,542
3.74%, 09/25/30 91 86,482
Metropolitan Transportation
Authority
5.17%, 11/15/49 200 183,947
1,251,382
Total Government Obligations
(Cost: $5,682,830) 4,726,852
Number
of Shares
PREFERRED SECURITIES : 0.2%
(Cost: $173,320)
Canada : 0.2%
Brookfield Finance, Inc.
(USD) 4.62%, 10/16/80 7,000 118,790
Underline
Total Investments Before Collateral for
Securities Loaned: 98.9%
(Cost: $84,248,491) 74,816,087

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.3%
Money Market Fund: 3.3%
(Cost: $2,510,818)
Number
of Shares Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 2,510,818 $ 2,510,818
Total Investments: 102.2%
(Cost: $86,759,309) 77,326,905
Liabilities in excess of other assets: (2.2)% (1,646,096)
NET ASSETS: 100.0% $ 75,680,809
Definitions:
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $4,689,906.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $21,175,742, or 28.0% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 35.4% $ 26,486,984
Utilities 21.5 16,052,253
Government 10.2 7,616,149
Real Estate 8.0 5,949,170
Mortgage Securities 5.1 3,832,583
Technology 5.0 3,758,176
Consumer Cyclicals 5.0 3,746,792
Basic Materials 3.6 2,724,684
Industrials 2.8 2,127,903
Consumer Non-Cyclicals 1.2 861,414
Energy 1.0 760,285
Healthcare 1.0 716,982
Academic & Educational Services 0.2 182,712
100.0% $ 74,816,087